INVENTORIES, NET	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES, NET
NOTE 4:	INVENTORIES, NET

	December 31,
	2024	2023
Raw materials, parts and supplies	$1,225	$1,380
Finished products	1,296	1,123

	$2,521	$2,503

As of December 31, 2024 and 2023, inventory is presented net of write offs for slow inventory in the amount of approximately $2,525 and $2,395, respectively.